Exhibit 99.24

j.p. morgan acceptance corporation ii abs-15g

Seller	Loan ID	Alt Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXXXXXX		304875628	Closed	2025-12-14 09:47	2025-12-19 15:09	Acknowledged	2 - Non-Material	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Acknowledged-Hazard Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX ; however, is prior to disbursement date of XX/XX/XXXX. - Due Diligence Vendor-12/19/2025		Acknowledged-Hazard Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX ; however, is prior to disbursement date of XX/XX/XXXX. - Due Diligence Vendor-12/19/2025				XX	Primary Residence	Purchase	NA	6616126	Investor Post-Close	No
XXXX	XXXXXXXX		304871504	Closed	2025-12-22 15:43	2025-12-22 15:43	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-12/22/2025		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-12/22/2025				XX	Primary Residence	Purchase	NA	6746293	Investor Post-Close	No